7. Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from / to related party		$ 25,000	$ (91,791)
Due to officer/shareholder	$ 175,266	137,816	77,640
Gain (Loss) on extinguishment of debt		0	(45,933)
Stock based compensation	200,000	72,462
Accrued expense			245,446
Stock issued for services, value		277,271	$ 277,271
Related Party [Member]
Stock issued for services, shares issued			906,907
Stock issued for services, value			$ 72,462
Prior Owner of Repicci's Group [Member] | Series I Preferred Stock [Member]
Due to related party			$ 10,000
Shares subscribed			90,909
Proceeds from shares subscribed			$ 10,000
Repicci's Franchise Group [Member]
Due to related party		0	$ 40,550
Stock issued to settle debts, shares			173,585
Stock issued to settle debts, amount			$ 41,660
Gain (Loss) on extinguishment of debt			(6,943)
Refreshment Concept LLC [Member]
Lease payable - related party		0	$ 25,250
Stock issued to settle debts, shares			2,010,490
Stock issued to settle debts, amount			$ 482,518
Gain (Loss) on extinguishment of debt			(80,420)
Thompson [Member]
Due to officer/shareholder	137,816	77,640
Accrued salaries	477,500	317,500	117,500
Officer salary		300,000	$ 300,000
Stock issued for forgiveness of accrued salaries, Shares			10,000,000
Stock issued for forgiveness of accrued salaries, Amount			$ 800,000
Former Chief Operating Officer [Member]
Accrued salaries		80,000
Stock issued for forgiveness of accrued salaries, Shares			1,000,000
Stock issued for forgiveness of accrued salaries, Amount			$ 80,000
Chief Operating Officer [Member]
Accrued salaries	192,000	107,000	70,000
Accrued expense		135,600	135,600
Chief Executive Officer [Member]
Accrued salaries	$ 467,500	322,500	122,500
Officer salary		$ 300,000	$ 300,000
Stock issued for forgiveness of accrued salaries, Shares			5,000,000
Stock issued for forgiveness of accrued salaries, Amount			$ 400,000
Stock issued for services, shares issued			3,000,000